UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F/A

                                FORM 13F/A COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2012

       Check here if Amendment [X]; Amendment Number:
        This Amendment (Check only one.):[X] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	QFA, LLC
       Address: 950 Encore Way
             	Suite 102
          	Naples, FL 34110


       Form 13F/A File Number: 028-14919

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Jeffery R. Neher
       Title:	Managing Director
       Phone:	(239) 513-0777 102

       Signature, Place, and Date of Signing:

               Jeffery R. Neher        Naples, FL     	1/18/2013
               [Signature]           [City, State]      [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F/A File Number Name

          28-14919
          [Repeat as necessary.]

                               FORM 13F/A SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	 0

       Form 13F Information Table Entry Total:	87

       Form 13F Information Table Value Total:	32,750
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE



Form 13F/A INFORMATION TABLE
     Name Of Issuer         		Title Of Class        	Cusip   	Market SHRS/ 	SH/  PUT/   Investment Sole   Shared    None
                                                      				Value  PRN AMT  PRN  CALL   Discretion
ABERDEEN ASIA PACIFIC INCOM		COM			003009107	8	1000	SH		SOLE	0	0	1000
ALPS ETF TR				ALERIAN MLP		00162Q866	13	800	SH		SOLE	0	0	800
AMERICAN INTL GROUP INC			COM NEW			026874784	18	500	SH		SOLE	0	0	500
ANNALY CAP MGMT INC			COM			035710409	31	2200	SH		SOLE	0	0	2200
APPLE INC				COM			037833100	373	700	SH		SOLE	0	0	700
ARENA PHARMACEUTICALS INC		COM			040047102	90	10000	SH		SOLE	0	0	10000
AT&T INC				COM			00206R102	25	750	SH		SOLE	0	0	750
BANK OF AMERICA CORPORATION		COM			060505104	8	700	SH		SOLE	0	0	700
BARCLAYS BK PLC	IPATH S&P500 		VIX			06740C188	6	200	SH		SOLE	0	0	200
BB&T CORP				COM			054937107	2	55	SH		SOLE	0	0	55
BERKSHIRE HATHAWAY INC DEL		CL B NEW		084670702	27	300	SH		SOLE	0	0	300
BLACKROCK CORPOR HI YLD FD V		COM			09255P107	70	5632	SH		SOLE	0	0	5632
BLACKROCK CORPOR HI YLD III		COM			09255M104	47	6231	SH		SOLE	0	0	6231
BLACKROCK CORPOR HIGH YLD FD		COM			09255L106	23	3000	SH		SOLE	0	0	3000
BREITBURN ENERGY PARTNERS LP		COM UT LTD PTN		106776107	36	1930	SH		SOLE	0	0	1930
BUCKEYE PARTNERS L P			UNIT LTD PARTN		118230101	68	1500	SH		SOLE	0	0	1500
CALAMOS STRATEGIC TOTL RETN		COM SH BEN INT		128125101	64	6500	SH		SOLE	0	0	6500
CAMECO CORP				COM			13321L108	39	2000	SH		SOLE	0	0	2000
CEMEX SAB DE CV	SPON 			ADR NEW			151290889	137	13852	SH		SOLE	0	0	13852
CHINA MOBILE LIMITED			SPONSORED ADR		16941M109	6	105	SH		SOLE	0	0	105
CLIFFS NATURAL RESOURCES INC		COM			18683K101	482	12500	SH		SOLE	0	0	12500
COMMONWEALTH REIT			COM SH BEN INT		203233101	20	1250	SH		SOLE	0	0	1250
CORNING INC				COM			219350105	1	40	SH		SOLE	0	0	40
CUBIST PHARMACEUTICALS INC		COM			229678107	210	5000	SH		SOLE	0	0	5000
CVS CAREMARK CORPORATION		COM			126650100	1	25	SH		SOLE	0	0	25
DENISON MINES CORP			COM			248356107	6	5000	SH		SOLE	0	0	5000
DEVON ENERGY CORP NEW			COM			25179M103	156	3000	SH		SOLE	0	0	3000
ENBRIDGE ENERGY PARTNERS L P		COM			29250R106	95	3400	SH		SOLE	0	0	3400
ENERGY TRANSFER EQUITY L P		COM UT LTD PTN		29273V100	64	1400	SH		SOLE	0	0	1400
ENERGY TRANSFER PRTNRS L P		UNIT LTD PARTN		29273R109	38	890	SH		SOLE	0	0	890
ENTERPRISE PRODS PARTNERS L		COM			293792107	337	6731	SH		SOLE	0	0	6731
FERRELLGAS PARTNERS L.P.		UNIT LTD PART		315293100	51	3000	SH		SOLE	0	0	3000
FLAHERTY & CRMN/CLYMR PFD SE		COM SHS			338478100	61	3135	SH		SOLE	0	0	3135
FLAHERTY & CRUMRINE PFD INC		COM			33848E106	9	800	SH		SOLE	0	0	800
FLAHERTY & CRUMRINE PFD INC		COM			338480106	16	1200	SH		SOLE	0	0	1200
GAMCO GLOBAL GOLD NAT RES &		COM SH BEN INT		36465A109	13	1000	SH		SOLE	0	0	1000
GENESIS ENERGY L P			UNIT LTD PARTN		371927104	42	1175	SH		SOLE	0	0	1175
GOLDMAN SACHS GROUP INC			COM			38141G104	64	500	SH		SOLE	0	0	500
HEMISPHERX BIOPHARMA INC		COM			42366C103	3	10000	SH		SOLE	0	0	10000
HSBC HLDGS PLC				ADR A 1/40PF A		404280604	501	20000	SH		SOLE	0	0	20000
HUNTINGTON BANCSHARES INC		COM			446150104	17	2585	SH		SOLE	0	0	2585
INVESCO MORTGAGE CAPITAL INC		COM			46131B100	39	2000	SH		SOLE	0	0	2000
ISHARES SILVER TRUST			ISHARES			46428Q109	44	1500	SH		SOLE	0	0	1500
ISHARES TR				RUSSELL 2000		464287655	641	7600	SH		SOLE	0	0	7600
ISHARES TR				HIGH YLD CORP		464288513	187	2000	SH		SOLE	0	0	2000
ISHARES TR				US PFD STK IDX		464288687	669	16881	SH		SOLE	0	0	16881
JOHNSON & JOHNSON			COM			478160104	10	140	SH		SOLE	0	0	140
KINDER MORGAN ENERGY PARTNER		UT LTD PARTNER		494550106	246	3085	SH		SOLE	0	0	3085
LINN ENERGY LLC	UNIT 			LTD LIAB		536020100	31	870	SH		SOLE	0	0	870
MAGELLAN MIDSTREAM PRTNRS LP		COM UNIT RP LP		559080106	242	5600	SH		SOLE	0	0	5600
MARKET VECTORS ETF TR			GOLD MINER ETF		57060U100	213	4600	SH		SOLE	0	0	4600
MICROSOFT CORP				COM			594918104	3	100	SH		SOLE	0	0	100
NORTHWEST BIOTHERAPEUTICS IN		COM PAR $0.001		66737P600	2	625	SH		SOLE	0	0	625
NUSTAR ENERGY LP	UNIT 		COM			67058H102	93	2200	SH		SOLE	0	0	2200
NUVEEN MUN VALUE FD INC			COM			670928100	10	1000	SH		SOLE	0	0	1000
OWENS CORNING NEW			*W EXP 10/31/201	690742127	0	283	SH		SOLE	0	0	283
PARKER DRILLING CO			COM			701081101	9	2000	SH		SOLE	0	0	2000
PENN WEST PETE LTD NEW			COM			707887105	54	5000	SH		SOLE	0	0	5000
PEPSICO INC				COM			713448108	137	2000	SH		SOLE	0	0	2000
PETROLEO BRASILEIRO SA PETRO		SPONSORED ADR		71654V408	39	2000	SH		SOLE	0	0	2000
PIMCO CORPORATE & INCOME OPP		COM			72201B101	98	5035	SH		SOLE	0	0	5035
PIMCO HIGH INCOME FD			COM SHS			722014107	16	1500	SH		SOLE	0	0	1500
PIMCO INCOME OPPORTUNITY FD		COM			72202B100	77	2630	SH		SOLE	0	0	2630
PLAINS ALL AMERN PIPELINE L		UNIT LTD PARTN		726503105	90	2000	SH		SOLE	0	0	2000
POWERSHARES ETF TRUST			FINL PFD PTFL		73935X229	209	11450	SH		SOLE	0	0	11450
POWERSHARES GLOBAL ETF TRUST		AGG PFD PORT		73936T565	574	39090	SH		SOLE	0	0	39090
PROCTER & GAMBLE CO			COM			742718109	448	6600	SH		SOLE	0	0	6600
PROGRESSIVE CORP OHIO			COM			743315103	23	1072	SH		SOLE	0	0	1072
PROSHARES TR II				ULTRASHRT EURO		74347W882	4	200	SH		SOLE	0	0	200
RADIOSHACK CORP				COM			750438103	21	10000	SH		SOLE	0	0	10000
RUBICON TECHNOLOGY INC			COM			78112T107	24	3900	SH		SOLE	0	0	3900
SK TELECOM LTD				SPONSORED ADR		78440P108	32	2000	SH		SOLE	0	0	2000
SPDR GOLD TRUST				GOLD SHS		78463V107	13984	86310	SH		SOLE	0	0	86310
SPDR S&P 500 ETF TR			TR UNIT			78462F103	9926	69700	SH		SOLE	0	0	69700
SPDR SERIES TRUST			S&P METALS MNG		78464A755	411	9100	SH		SOLE	0	0	9100
SPDR SERIES TRUST			WELLS FG PFD ETF	78464A292	188	4180	SH		SOLE	0	0	4180
TC PIPELINES LP	UT 			COM LTD PRT		87233Q108	93	2300	SH		SOLE	0	0	2300
TELEFONICA S A				SPONSORED ADR		879382208	67	5000	SH		SOLE	0	0	5000
TEMPLETON EMERG MKTS INCOME		COM			880192109	26	1485	SH		SOLE	0	0	1485
TRANSOCEAN LTD				REG SHS			H8817H100	112	2500	SH		SOLE	0	0	2500
URANIUM ENERGY CORP			COM			916896103	36	14100	SH		SOLE	0	0	14100
VODAFONE GROUP PLC NEW			SPONS ADR NEW		92857W209	126	5000	SH		SOLE	0	0	5000
WALTER ENERGY INC			COM			93317Q105	36	1000	SH		SOLE	0	0	1000
WESTERN ASSET EMRG MKT INCM		COM			95766E103	9	597	SH		SOLE	0	0	597
WESTERN ASSET HIGH INCM FD I		COM			95766H106	39	4100	SH		SOLE	0	0	4100
WINDSTREAM CORP				COM			97381W104	41	5000	SH		SOLE	0	0	5000
YAMANA GOLD INC				COM			98462Y100	93	5430	SH		SOLE	0	0	5430